SHORT-TERM BORROWINGS - Accounts Receivable Securitization (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	CAD 1,515	CAD 1,455
Short-term borrowings from buyer	(1,585)	(800)
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Trade receivables, maximum commitment	1,050	1,050
Trade accounts receivable sold to buyer as security	1,355	1,460
Short-term borrowings from buyer	(650)	(800)	CAD (800)
Overcollateralization	CAD 705	CAD 660